INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets
Intangible assets, gross	¥ 119,822	¥ 60,322
Less: accumulated amortization	(27,253)	(13,387)
Intangible assets, net	92,569	46,935
Amortization of intangible assets	13,866	8,925	¥ 4,462
Estimated future amortization expense
2017	16,939
2018	16,939
2019	16,939
2020	8,789
2021	8,789
Thereafter	24,174
Intangible assets, net	92,569	46,935
Customer relationships
Intangible assets
Intangible assets, gross	104,322	44,822
Favorable lease
Intangible assets
Intangible assets, gross	¥ 15,500	¥ 15,500